UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Special Value Trust

SEMIANNUAL REPORT

April 30, 2012

MFV-SEM

Managed Distribution Policy Disclosure

The MFS Special Value Trust’s (the fund) Board of Trustees has adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 10% of the fund’s average monthly net asset value. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders; however, at this time, there are no reasonably foreseeable circumstances that might cause the termination of the managed distribution policy.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. In accordance with the amounts and sources of distributions reported in the Notice to Shareholders – the Sources of Distributions are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

MFS® SPECIAL VALUE TRUST

New York Stock Exchange Symbol: MFV

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where elections in the 17-country region reflected a level of voter unwillingness to accept the austerity measures enacted in the midst of an economic slowdown. Volatility is likely to continue as investors watch how this voter backlash plays out in Europe and in other countries attempting to resolve budget issues.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. As in Europe, voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS®, our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Risk management is always foremost in our minds. Our research platform enables our analysts to uncover attractive global opportunities across asset classes. Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 18, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
JPMorgan Chase & Co.	1.3%
Ford Motor Credit Company, 12.0% 2015	1.2%
Philip Morris International, Inc.	1.2%
International Business Machines Corp.	1.0%
Tyco International Ltd.	1.0%
General Mills, Inc.	0.9%
3M Co.	0.9%
United Technologies Corp.	0.9%
Pfizer, Inc.	0.9%
Viacom, Inc., “B”	0.9%

Equity sectors
Financial Services	5.7%
Industrial Goods & Services	3.5%
Consumer Staples	2.7%
Health Care	2.7%
Utilities & Communications	1.9%
Technology	1.9%
Basic Materials	1.6%
Energy	1.5%
Leisure	1.2%
Special Products & Services	0.9%
Retailing	0.8%
Autos & Housing	0.1%

Fixed income sectors (i)
High Yield Corporates	65.5%
Emerging Markets Bonds	4.6%
High Grade Corporates	2.7%
Commercial Mortgage-Backed Securities	0.8%
Non-U.S. Government Bonds	0.2%
Floating Rate Loans	0.2%
Collateralized Debt Obligations (o)	0.0%

Composition including fixed income credit quality (a)(i)
A	0.1%
BBB	2.7%
BB	17.4%
B	36.1%
CCC	16.1%
CC	0.7%
C	0.4%
Not Rated	0.5%
Non-Fixed Income	24.5%
Cash & Other	1.5%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/12.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

William Adams	—	Investment Officer of MFS; employed in the investment management area of MFS since 2009. Portfolio Manager of the Fund since May 2011.

Nevin Chitkara	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio manager of the Fund since January 2012.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. Portfolio manager of the Fund since 2006.

Note to Shareholders: Effective January 12, 2012, Nevin Chitkara replaced Brooks Taylor as a co-manager of the fund.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gain and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

Other Notes – continued

The fund’s target annual distribution rate is calculated based on an annual rate of 10% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average daily net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 72.2%
Issuer	Shares/Par		Value ($)

Aerospace - 1.1%
Bombardier, Inc., 7.5%, 2018 (n)		$105,000	$116,288
Bombardier, Inc., 7.75%, 2020 (n)		55,000	61,463
CPI International, Inc., 8%, 2018		115,000	101,344
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	86,041
Huntington Ingalls Industries, Inc., 7.125%, 2021		$110,000	116,462
Kratos Defense & Security Solutions, Inc., 10%, 2017		35,000	37,625

			$519,223
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 8%, 2016		$50,000	$55,063
Hanesbrands, Inc., 6.375%, 2020		60,000	61,950
Jones Group, Inc., 6.875%, 2019		65,000	63,294
Levi Strauss & Co., 6.875%, 2022 (z)		15,000	15,337

			$195,644
Asset-Backed & Securitized - 0.8%
Banc of America Commercial Mortgage, Inc., FRN, 6.437%, 2051 (z)		$328,951	$69,080
Citigroup Commercial Mortgage Trust, FRN, 5.885%, 2049		220,000	62,963
Falcon Franchise Loan LLC, FRN, 5.241%, 2025 (i)(z)		151,351	19,645
JPMorgan Chase Commercial Mortgage Securities Corp., “B”, FRN, 5.925%, 2049		142,189	42,742
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 5.925%, 2049		217,049	51,158
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.253%, 2051		95,000	38,745
JPMorgan Chase Commercial Mortgage Securities Corp., “D”, FRN, 5.925%, 2049		595,809	37,596
Morgan Stanley Capital I, Inc., FRN, 1.34%, 2039 (i)(z)		305,603	6,876
Preferred Term Securities XII Ltd., CDO, 0%, 2033 (a)(c)(z)		225,000	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035 (a)(c)(z)		300,000	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035 (a)(c)(z)		187,000	19
Wachovia Bank Commercial Mortgage Trust, FRN, 5.874%, 2047		142,497	33,017
Wachovia Bank Commercial Mortgage Trust, FRN, 5.933%, 2047		89,972	18,147

			$380,086
Automotive - 3.3%
Accuride Corp., 9.5%, 2018		$180,000	$191,250
Allison Transmission, Inc., 7.125%, 2019 (n)		100,000	104,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 2021	$200,000	$207,000
Ford Motor Co., 7.45%, 2031	60,000	76,425
Ford Motor Credit Co. LLC, 12%, 2015	445,000	560,700
General Motors Financial Co., Inc., 6.75%, 2018	20,000	21,301
Goodyear Tire & Rubber Co., 7%, 2022	40,000	39,700
IDQ Holdings, Inc., 11.5%, 2017 (z)	35,000	36,750
Jaguar Land Rover PLC, 8.125%, 2021 (n)	300,000	313,500
Lear Corp., 8.125%, 2020	40,000	44,600

		$1,595,976
Basic Industry - 0.2%
Trimas Corp., 9.75%, 2017	$100,000	$111,000

Broadcasting - 4.7%
Allbritton Communications Co., 8%, 2018	$90,000	$95,850
AMC Networks, Inc., 7.75%, 2021 (n)	71,000	79,342
Clear Channel Communications, Inc., 9%, 2021	187,000	169,235
Clear Channel Worldwide Holdings, Inc., 7.625%, 2020 (n)	55,000	54,450
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020 (n)	5,000	4,862
Hughes Network Systems LLC, 7.625%, 2021	70,000	75,862
Intelsat Bermuda Ltd., 11.25%, 2017	205,000	212,688
Intelsat Bermuda Ltd., 11.5%, 2017 (p)	125,000	130,313
Intelsat Jackson Holdings Ltd., 11.25%, 2016	90,000	94,613
LBI Media Holdings, Inc., 11%, 2013	140,000	98,700
LBI Media, Inc., 8.5%, 2017 (z)	90,000	22,725
Liberty Media Corp., 8.5%, 2029	95,000	97,731
Liberty Media Corp., 8.25%, 2030	50,000	50,875
LIN Television Corp., 8.375%, 2018	30,000	31,125
Local TV Finance LLC, 9.25%, 2015 (p)(z)	187,527	193,153
Newport Television LLC, 13%, 2017 (n)(p)	114,372	119,376
Nexstar Broadcasting Group, Inc., 8.875%, 2017	50,000	53,375
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	55,000	61,325
Sinclair Broadcast Group, Inc., 8.375%, 2018	15,000	16,387
SIRIUS XM Radio, Inc., 13%, 2013 (n)	65,000	73,531
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	105,000	119,175
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	75,000	81,750
Townsquare Radio LLC, 9%, 2019 (z)	40,000	41,200
Univision Communications, Inc., 6.875%, 2019 (n)	25,000	25,281
Univision Communications, Inc., 7.875%, 2020 (n)	80,000	83,400
Univision Communications, Inc., 8.5%, 2021 (n)	130,000	128,375

		$2,214,699

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Brokerage & Asset Managers - 0.8%
E*TRADE Financial Corp., 7.875%, 2015		$155,000	$158,294
E*TRADE Financial Corp., 12.5%, 2017		190,000	221,350

			$379,644
Building - 1.5%
Building Materials Holding Corp., 7%, 2020 (n)		$45,000	$48,038
CEMEX S.A., 9.25%, 2020		295,000	264,173
HD Supply, Inc., 8.125%, 2019 (z)		30,000	32,212
Masonite International Corp., 8.25%, 2021 (n)		105,000	109,200
Nortek, Inc., 10%, 2018		55,000	58,025
Nortek, Inc., 8.5%, 2021		150,000	148,125
USG Corp., 7.875%, 2020 (z)		45,000	46,237

			$706,010
Business Services - 0.9%
Ceridian Corp., 12.25%, 2015 (p)		$95,000	$90,963
iGATE Corp., 9%, 2016		145,000	157,325
Iron Mountain, Inc., 8.375%, 2021		20,000	21,800
SunGard Data Systems, Inc., 10.25%, 2015		125,000	129,531
SunGard Data Systems, Inc., 7.375%, 2018		45,000	48,038

			$447,657
Cable TV - 2.1%
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		$25,000	$25,500
CCH II LLC, 13.5%, 2016		205,000	231,650
CCO Holdings LLC, 7.875%, 2018		25,000	27,063
CCO Holdings LLC, 8.125%, 2020		95,000	106,400
Cequel Communications Holdings, 8.625%, 2017 (n)		60,000	64,800
DISH DBS Corp., 6.75%, 2021		60,000	65,700
Nara Cable Funding Ltd., 8.875%, 2018 (z)		200,000	183,000
UPC Holding B.V., 9.875%, 2018 (n)		100,000	110,500
Virgin Media Finance PLC, 9.5%, 2016		42,000	47,040
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	100,000	142,629

			$1,004,282
Chemicals - 1.9%
Celanese U.S. Holdings LLC, 6.625%, 2018		$65,000	$69,875
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		120,000	125,700
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		25,000	23,812
Huntsman International LLC, 8.625%, 2021		80,000	91,300
INEOS Group Holdings PLC, 8.5%, 2016 (n)		150,000	146,625
Momentive Performance Materials, Inc., 12.5%, 2014		193,000	204,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Momentive Performance Materials, Inc., 11.5%, 2016	$167,000	$138,193
Polypore International, Inc., 7.5%, 2017	100,000	105,000

		$905,085
Computer Software - 0.9%
Lawson Software, Inc., 11.5%, 2018 (n)	$220,000	$246,400
Syniverse Holdings, Inc., 9.125%, 2019	125,000	138,594
TransUnion Holding Co., Inc., 9.625%, 2018 (n)(p)	35,000	37,537
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018	15,000	17,812

		$440,343
Computer Software - Systems - 0.8%
Audatex North America, Inc., 6.75%, 2018 (z)	$40,000	$41,900
CDW LLC/CDW Finance Corp., 12.535%, 2017	55,000	59,950
CDW LLC/CDW Finance Corp., 8.5%, 2019 (n)	25,000	26,750
CDW LLC/CDW Finance Corp., 8.5%, 2019	125,000	133,750
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	95,000	104,738

		$367,088
Conglomerates - 1.3%
Amsted Industries, Inc., 8.125%, 2018 (n)	$175,000	$188,125
Dynacast International LLC, 9.25%, 2019 (z)	75,000	78,750
Griffon Corp., 7.125%, 2018	150,000	156,562
Tomkins LLC/Tomkins, Inc., 9%, 2018	162,000	180,225

		$603,662
Construction - 0.0%
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2021 (n)	$3,000	$2,970

Consumer Products - 0.6%
Easton-Bell Sports, Inc., 9.75%, 2016	$85,000	$94,031
Elizabeth Arden, Inc., 7.375%, 2021	90,000	98,775
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020 (z)	5,000	5,150
Libbey Glass, Inc., 10%, 2015	77,000	82,101
Prestige Brands, Inc., 8.125%, 2020 (z)	10,000	10,925

		$290,982
Consumer Services - 0.6%
Realogy Corp., 11.5%, 2017	$100,000	$93,500
Service Corp. International, 7%, 2019	200,000	213,750

		$307,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - 1.3%
Ardagh Packaging Finance PLC, 9.125%, 2020 (z)	$200,000	$212,500
Exopack Holding Corp., 10%, 2018	70,000	72,800
Reynolds Group, 7.125%, 2019 (n)	175,000	182,875
Reynolds Group, 8.5%, 2021 (n)	115,000	110,975
Sealed Air Corp., 8.125%, 2019 (n)	15,000	16,762
Sealed Air Corp., 8.375%, 2021 (n)	15,000	17,025

		$612,937
Defense Electronics - 0.3%
Ducommun, Inc., 9.75%, 2018	$98,000	$103,635
ManTech International Corp., 7.25%, 2018	20,000	21,350

		$124,985
Electrical Equipment - 0.2%
Avaya, Inc., 9.75%, 2015	$85,000	$84,256

Electronics - 0.6%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$110,000	$120,588
Freescale Semiconductor, Inc., 8.05%, 2020	55,000	55,412
Sensata Technologies B.V., 6.5%, 2019 (n)	105,000	109,462

		$285,462
Emerging Market Quasi-Sovereign - 0.8%
Banco de la Provincia de Buenos Aires, 11.75%, 2015 (n)	$124,000	$108,190
OAO Gazprom, 9.625%, 2013	60,000	63,755
Petroleos de Venezuela S.A., 5.25%, 2017	250,000	194,063

		$366,008
Emerging Market Sovereign - 0.2%
Republic of Venezuela, 7%, 2038	$160,000	$114,400

Energy - Independent - 5.1%
ATP Oil & Gas Corp., 11.875%, 2015	$165,000	$127,050
Bill Barrett Corp., 9.875%, 2016	95,000	105,450
BreitBurn Energy Partners LP, 8.625%, 2020	50,000	53,250
BreitBurn Energy Partners LP, 7.875%, 2022 (n)	55,000	55,550
Carrizo Oil & Gas, Inc., 8.625%, 2018	65,000	68,900
Chaparral Energy, Inc., 8.875%, 2017	170,000	178,182
Chaparral Energy, Inc., 7.625%, 2022 (z)	85,000	85,319
Chesapeake Energy Corp., 6.875%, 2020	60,000	58,500
Concho Resources, Inc., 8.625%, 2017	25,000	27,375
Connacher Oil & Gas Ltd., 8.5%, 2019 (n)	45,000	44,775
Denbury Resources, Inc., 8.25%, 2020	110,000	122,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Energy XXI Gulf Coast, Inc., 9.25%, 2017	$165,000	$181,087
Everest Acquisition LLC/Everest Acqusition Finance, Inc., 9.375%, 2020 (z)	170,000	181,050
EXCO Resources, Inc., 7.5%, 2018	150,000	127,875
Harvest Operations Corp., 6.875%, 2017 (n)	30,000	31,650
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	40,000	43,700
Laredo Petroleum, Inc., 9.5%, 2019	65,000	72,637
Laredo Petroleum, Inc., 7.375%, 2022 (z)	15,000	15,525
LINN Energy LLC, 8.625%, 2020	20,000	21,850
LINN Energy LLC, 7.75%, 2021	20,000	21,100
Newfield Exploration Co., 6.625%, 2016	50,000	51,125
OGX Petroleo e Gas Participacoes S.A., 8.5%, 2018 (n)	220,000	228,250
Pioneer Natural Resources Co., 7.5%, 2020	70,000	86,276
Plains Exploration & Production Co., 8.625%, 2019	70,000	78,750
QEP Resources, Inc., 6.875%, 2021	80,000	87,800
SandRidge Energy, Inc., 8%, 2018 (n)	235,000	243,813
Whiting Petroleum Corp., 6.5%, 2018	20,000	21,300

		$2,420,789
Energy - Integrated - 0.2%
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	$100,000	$109,000

Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (n)	$85,000	$86,700

Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019	$180,000	$191,925
AMC Entertainment, Inc., 9.75%, 2020	105,000	102,375
Cinemark USA, Inc., 8.625%, 2019	75,000	83,344
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	45,000	49,613

		$427,257
Financial Institutions - 3.0%
Ally Financial, Inc., 5.5%, 2017	$95,000	$97,093
CIT Group, Inc., 6.625%, 2018 (n)	119,000	129,412
CIT Group, Inc., 5.5%, 2019 (n)	118,000	121,245
Credit Acceptance Corp., 9.125%, 2017	105,000	114,188
GMAC, Inc., 8%, 2031	20,000	22,900
Icahn Enterprises LP, 8%, 2018	96,000	102,600
International Lease Finance Corp., 8.75%, 2017	85,000	95,412
International Lease Finance Corp., 7.125%, 2018 (n)	137,000	150,700
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	320,000	342,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
PHH Corp., 9.25%, 2016		$115,000	$117,300
SLM Corp., 8%, 2020		130,000	138,125
SLM Corp., 7.25%, 2022		15,000	15,150

			$1,446,525
Food & Beverages - 1.3%
ARAMARK Corp., 8.5%, 2015		$105,000	$107,626
B&G Foods, Inc., 7.625%, 2018		130,000	139,750
Constellation Brands, Inc., 7.25%, 2016		55,000	62,150
JBS USA LLC/JBS USA Finance, 8.25%, 2020 (n)		50,000	50,625
Pinnacle Foods Finance LLC, 9.25%, 2015		130,000	133,250
Pinnacle Foods Finance LLC, 8.25%, 2017		30,000	32,475
TreeHouse Foods, Inc., 7.75%, 2018		80,000	86,600

			$612,476
Forest & Paper Products - 1.3%
Boise, Inc., 8%, 2020		$105,000	$115,763
Cascades, Inc., 7.75%, 2017		70,000	69,300
Georgia-Pacific Corp., 8%, 2024		50,000	65,217
Graphic Packaging Holding Co., 7.875%, 2018		65,000	72,150
Millar Western Forest Products Ltd., 8.5%, 2021		25,000	20,500
Monaco SpinCo, Inc., 6.75%, 2020 (z)		15,000	15,525
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	50,000	70,818
Tembec Industries, Inc., 11.25%, 2018		$75,000	80,250
Tembec Industries, Inc., 11.25%, 2018 (n)		5,000	5,350
Xerium Technologies, Inc., 8.875%, 2018		100,000	83,500

			$598,373
Gaming & Lodging - 3.5%
Boyd Gaming Corp., 7.125%, 2016		$165,000	$160,875
Caesars Operating Escrow LLC, 8.5%, 2020 (n)		25,000	25,750
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		290,000	181
GWR Operating Partnership LLP, 10.875%, 2017		85,000	95,625
Harrah’s Operating Co., Inc., 11.25%, 2017		210,000	232,050
Harrah’s Operating Co., Inc., 10%, 2018		66,000	48,510
Harrah’s Operating Co., Inc., 10%, 2018		120,000	90,450
MGM Mirage, 6.625%, 2015		40,000	41,600
MGM Mirage, 7.5%, 2016		20,000	20,800
MGM Resorts International, 11.375%, 2018		235,000	279,944
MGM Resorts International, 9%, 2020		45,000	50,175
Penn National Gaming, Inc., 8.75%, 2019		160,000	178,400
Pinnacle Entertainment, Inc., 8.75%, 2020		75,000	82,687
Pinnacle Entertainment, Inc., 7.75%, 2022		30,000	31,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Seven Seas Cruises S. de R.L., 9.125%, 2019 (n)	$130,000	$132,925
Wyndham Worldwide Corp., 7.375%, 2020	50,000	59,774
Wynn Las Vegas LLC, 7.75%, 2020	120,000	132,600

		$1,664,146
Industrial - 0.9%
Altra Holdings, Inc., 8.125%, 2016	$70,000	$75,425
Hillman Group, Inc., 10.875%, 2018	85,000	89,675
Hyva Global B.V., 8.625%, 2016 (n)	200,000	168,500
Mueller Water Products, Inc., 8.75%, 2020	74,000	83,065

		$416,665
Insurance - 0.6%
American International Group, Inc., 8.25%, 2018	$100,000	$121,163
American International Group, Inc., 8.175% to 2038, FRN to 2068	170,000	181,688

		$302,851
Insurance - Property & Casualty - 1.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$235,000	$319,600
USI Holdings Corp., 9.75%, 2015 (z)	185,000	187,081
XL Group PLC, 6.5% to 2017, FRN to 2049	130,000	108,225

		$614,906
International Market Quasi-Sovereign - 0.2%
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	$100,000	$95,882

Machinery & Tools - 1.0%
Case Corp., 7.25%, 2016	$50,000	$55,063
Case New Holland, Inc., 7.875%, 2017	95,000	110,675
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (z)	50,000	50,750
RSC Equipment Rental, Inc., 8.25%, 2021	140,000	151,200
UR Financing Escrow Corp., 5.75%, 2018 (n)	45,000	46,462
UR Financing Escrow Corp., 7.625%, 2022 (n)	48,000	50,760

		$464,910
Major Banks - 0.8%
Bank of America Corp., 5.65%, 2018	$50,000	$52,881
RBS Capital Trust II, 6.425% to 2034, FRN to 2049 (a)(d)	95,000	62,700
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (a)(d)(n)	100,000	79,000
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	210,000	172,463

		$367,044

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical & Health Technology & Services - 4.2%
Biomet, Inc., 10.375%, 2017 (p)	$50,000	$54,063
Biomet, Inc., 11.625%, 2017	135,000	146,475
Emdeon, Inc., 11%, 2019 (n)	45,000	50,850
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	120,000	137,550
HCA, Inc., 9%, 2014	320,000	352,000
HCA, Inc., 8.5%, 2019	175,000	196,328
HCA, Inc., 7.5%, 2022	90,000	96,862
HealthSouth Corp., 8.125%, 2020	155,000	168,950
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019	50,000	49,187
Physio-Control International, Inc., 9.875%, 2019 (z)	65,000	69,062
Surgical Care Affiliates, Inc., 10%, 2017 (n)	185,000	186,850
Teleflex, Inc., 6.875%, 2019	50,000	53,500
Tenet Healthcare Corp., 9.25%, 2015	65,000	72,638
Universal Health Services, Inc., 7%, 2018	30,000	32,287
Universal Hospital Services, Inc., 8.5%, 2015 (p)	105,000	107,559
Universal Hospital Services, Inc., FRN, 4.12%, 2015	35,000	33,163
USPI Finance Corp., 9%, 2020 (n)	30,000	31,425
Vanguard Health Systems, Inc., 0%, 2016	2,000	1,325
Vanguard Health Systems, Inc., 8%, 2018	65,000	66,219
WP Rocket Merger Sub, Inc., 10.125%, 2019 (n)	100,000	95,000

		$2,001,293
Metals & Mining - 1.2%
Arch Coal, Inc., 7.25%, 2020	$45,000	$40,275
Cloud Peak Energy, Inc., 8.25%, 2017	140,000	141,400
Cloud Peak Energy, Inc., 8.5%, 2019	85,000	86,487
Consol Energy, Inc., 8%, 2017	75,000	79,125
Consol Energy, Inc., 8.25%, 2020	50,000	52,500
Fortescue Metals Group Ltd., 6.875%, 2018 (n)	30,000	30,825
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	110,000	119,075

		$549,687
Natural Gas - Distribution - 0.2%
AmeriGas Finance LLC, 6.75%, 2020	$45,000	$46,012
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	60,000	54,750

		$100,762
Natural Gas - Pipeline - 1.6%
Atlas Pipeline Partners LP, 8.75%, 2018	$160,000	$172,400
Crosstex Energy, Inc., 8.875%, 2018	110,000	117,975
El Paso Corp., 7%, 2017	105,000	118,090
El Paso Corp., 7.75%, 2032	105,000	119,972
Energy Transfer Equity LP, 7.5%, 2020	135,000	149,512

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		$40,000	$42,900
Rockies Express Pipeline LLC, 5.625%, 2020 (n)		51,000	45,900

			$766,749
Network & Telecom - 1.6%
Cincinnati Bell, Inc., 8.25%, 2017		$30,000	$31,050
Cincinnati Bell, Inc., 8.75%, 2018		100,000	93,750
Citizens Communications Co., 9%, 2031		65,000	61,913
Eileme 2 AB, 11.625%, 2020 (n)		200,000	206,000
Frontier Communications Corp., 8.125%, 2018		70,000	73,500
Qwest Communications International, Inc., 7.125%, 2018 (n)		105,000	112,088
Windstream Corp., 8.125%, 2018		20,000	21,500
Windstream Corp., 7.75%, 2020		105,000	112,350
Windstream Corp., 7.75%, 2021		40,000	42,900

			$755,051
Oil Services - 1.3%
Afren PLC, 11.5%, 2016 (n)		$200,000	$216,776
Chesapeake Energy Corp., 6.625%, 2019 (n)		35,000	32,900
Dresser-Rand Group, Inc., 6.5%, 2021		45,000	47,025
Edgen Murray Corp., 12.25%, 2015		150,000	159,750
Pioneer Drilling Co., 9.875%, 2018		135,000	142,425
Pioneer Drilling Co., 9.875%, 2018 (n)		10,000	10,550

			$609,426
Other Banks & Diversified Financials - 1.7%
Capital One Financial Corp., 10.25%, 2039		$130,000	$135,525
CenterCredit International B.V., 8.625%, 2014		100,000	102,000
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		100,000	104,973
LBG Capital No. 1 PLC, 7.875%, 2020 (n)		200,000	174,533
Santander UK PLC, 8.963% to 2030, FRN to 2049		299,000	299,000

			$816,031
Pharmaceuticals - 0.5%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	100,000	$145,607
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		$35,000	36,269
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		75,000	76,031

			$257,907
Pollution Control - 0.1%
Heckmann Corp., 9.875%, 2018 (z)		$60,000	$59,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.4%
American Media, Inc., 13.5%, 2018 (z)	$23,764	$19,962
Morris Publishing Group LLC, 10%, 2014	49,551	46,454
Nielsen Finance LLC, 11.5%, 2016	62,000	71,610
Nielsen Finance LLC, 7.75%, 2018	45,000	49,725

		$187,751
Real Estate - 0.5%
CB Richard Ellis Group, Inc., 11.625%, 2017	$120,000	$136,500
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	50,000	45,625
Kennedy Wilson, Inc., 8.75%, 2019	45,000	46,912

		$229,037
Retailers - 2.0%
Academy Ltd., 9.25%, 2019 (n)	$70,000	$74,725
Burlington Coat Factory Warehouse Corp., 10%, 2019	100,000	107,000
J. Crew Group, Inc., 8.125%, 2019	85,000	87,975
Limited Brands, Inc., 6.9%, 2017	75,000	83,906
Limited Brands, Inc., 6.95%, 2033	40,000	38,800
Neiman Marcus Group, Inc., 10.375%, 2015	160,000	167,602
QVC, Inc., 7.375%, 2020 (n)	50,000	54,750
Sally Beauty Holdings, Inc., 6.875%, 2019 (n)	45,000	47,925
Toys “R” Us Property Co. II LLC, 8.5%, 2017	60,000	62,400
Toys “R” Us, Inc., 10.75%, 2017	140,000	154,000
Yankee Acquisition Corp., 8.5%, 2015	2,000	2,050
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	50,000	51,125

		$932,258
Specialty Chemicals - 0.1%
Koppers, Inc., 7.875%, 2019	$40,000	$43,000

Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016	$125,000	$132,814
Michaels Stores, Inc., 7.75%, 2018	75,000	78,937

		$211,751
Telecommunications - Wireless - 3.3%
Clearwire Corp., 12%, 2015 (n)	$200,000	$184,500
Cricket Communications, Inc., 7.75%, 2016	95,000	99,988
Cricket Communications, Inc., 7.75%, 2020	125,000	117,188
Crown Castle International Corp., 9%, 2015	80,000	88,400
Crown Castle International Corp., 7.125%, 2019	50,000	54,750
Digicel Group Ltd., 10.5%, 2018 (n)	265,000	290,493
MetroPCS Wireless, Inc., 7.875%, 2018	60,000	61,500
Sprint Capital Corp., 6.875%, 2028	80,000	59,800

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Sprint Nextel Corp., 6%, 2016	$115,000	$104,363
Sprint Nextel Corp., 8.375%, 2017	140,000	134,750
Sprint Nextel Corp., 9%, 2018 (n)	25,000	27,531
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	350,000	343,875

		$1,567,138
Telephone Services - 0.4%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$45,000	$48,375
Level 3 Financing, Inc., 9.375%, 2019	90,000	98,100
Level 3 Financing, Inc., 8.625%, 2020 (n)	45,000	47,137

		$193,612
Transportation - 0.2%
Navios South American Logistics, Inc., 9.25%, 2019	$112,000	$102,480

Transportation - Services - 2.4%
ACL I Corp., 10.625%, 2016 (n)(p)	$145,207	$140,902
Atlas Airlines, Inc. Pass-Through Certificates, “B”, 7.68%, 2014	50,879	48,335
Avis Budget Car Rental LLC, 8.25%, 2019 (n)	20,000	20,950
Avis Budget Car Rental LLC , 9.75%, 2020	40,000	44,000
CEVA Group PLC, 8.375%, 2017 (n)	160,000	159,200
Commercial Barge Line Co., 12.5%, 2017	205,000	230,369
Hertz Corp., 7.5%, 2018	70,000	75,075
Navios Maritime Acquisition Corp., 8.625%, 2017	165,000	153,450
Navios Maritime Holdings, Inc., 8.875%, 2017	70,000	71,925
Swift Services Holdings, Inc., 10%, 2018	180,000	196,650

		$1,140,856
Utilities - Electric Power - 4.5%
AES Corp., 8%, 2017	$175,000	$199,500
Atlantic Power Corp., 9%, 2018 (z)	60,000	61,050
Calpine Corp., 8%, 2016 (n)	125,000	135,625
Calpine Corp., 7.875%, 2020 (n)	120,000	130,800
Covanta Holding Corp., 7.25%, 2020	75,000	81,150
Covanta Holding Corp., 6.375%, 2022	25,000	25,715
Dolphin Subsidiary ll, Inc., 7.25%, 2021 (n)	80,000	88,800
Edison Mission Energy, 7%, 2017	155,000	96,875
EDP Finance B.V., 6%, 2018 (n)	300,000	265,363
Energy Future Holdings Corp., 10%, 2020	180,000	195,975
Energy Future Holdings Corp., 10%, 2020	250,000	275,937
Energy Future Holdings Corp., 11.75%, 2022 (n)	45,000	46,688
GenOn Energy, Inc., 9.875%, 2020	210,000	197,400
NGC Corp. Capital Trust, 8.316%, 2027 (a)	275,000	68,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
NRG Energy, Inc., 8.25%, 2020	$195,000	$195,487
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	125,000	77,500

		$2,142,615
Total Bonds (Identified Cost, $34,950,400)		$34,353,977

Convertible Bonds - 0.2%
Network & Telecom - 0.2%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $103,631) (a)(d)	$105,000	$104,738

Floating Rate Loans (g)(r) - 0.2%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014 (a)(d)	$64,362	$41,513

Utilities - Electric Power - 0.1%
Dynegy Midwest Generation LLC, Term Loan, 9.25%, 2017	$13,338	$13,638
Dynegy Power LLC, Term Loan, 9.25%, 2017	20,006	20,915

		$34,553
Total Floating Rate Loans (Identified Cost, $95,076)		$76,066

Common Stocks - 23.5%
Aerospace - 1.7%
Lockheed Martin Corp.	4,540	$411,052
United Technologies Corp.	5,200	424,528

		$835,580
Alcoholic Beverages - 0.6%
Diageo PLC, ADR	2,940	$297,293

Automotive - 0.0%
Accuride Corp. (a)	2,414	$17,501

Broadcasting - 1.0%
New Young Broadcasting Holding Co., Inc. (a)	18	$52,200
Viacom, Inc., “B”	8,900	412,871

		$465,071
Brokerage & Asset Managers - 0.7%
Blackrock, Inc.	1,723	$330,092

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - 0.8%
Accenture PLC, “A”	5,710	$370,865

Chemicals - 1.6%
3M Co.	4,890	$436,970
PPG Industries, Inc.	3,120	328,349

		$765,319
Computer Software - 0.7%
Oracle Corp.	11,590	$340,630

Computer Software - Systems - 1.0%
International Business Machines Corp.	2,250	$465,930

Electrical Equipment - 1.8%
Danaher Corp.	7,130	$386,589
Tyco International Ltd.	8,060	452,408

		$838,997
Energy - Independent - 0.8%
Occidental Petroleum Corp.	4,280	$390,422

Energy - Integrated - 0.7%
Exxon Mobil Corp.	3,890	$335,863

Food & Beverages - 0.9%
General Mills, Inc.	11,300	$439,457

General Merchandise - 0.8%
Target Corp.	6,760	$391,674

Insurance - 1.4%
MetLife, Inc.	8,130	$292,924
Travelers Cos., Inc.	5,900	379,488

		$672,412
Major Banks - 2.5%
Bank of New York Mellon Corp.	12,760	$301,774
Goldman Sachs Group, Inc.	2,600	299,390
JPMorgan Chase & Co.	13,880	596,562

		$1,197,726
Medical Equipment - 0.5%
St. Jude Medical, Inc.	5,630	$217,994

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 0.5%
Western Union Co.	14,330	$263,385

Pharmaceuticals - 2.2%
Abbott Laboratories	5,400	$335,124
Johnson & Johnson	4,590	298,763
Pfizer, Inc.	18,160	416,409

		$1,050,296
Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	6,090	$33,800

Special Products & Services - 0.1%
Mark IV Industries LLC, Common Units, “A” (a)	687	$24,045

Telecommunications - Wireless - 0.6%
Vodafone Group PLC, ADR	9,660	$268,838

Telephone Services - 0.7%
AT&T, Inc.	10,620	$349,504

Tobacco - 1.2%
Philip Morris International, Inc.	6,220	$556,752

Utilities - Electric Power - 0.6%
PG&E Corp.	5,990	$264,638
Total Common Stocks (Identified Cost, $10,488,196)		$11,184,084

Convertible Preferred Stocks - 0.1%
Automotive - 0.1%
General Motors Co., 4.75% (Identified Cost, $84,500)	1,690	$65,978

Preferred Stocks - 0.6%
Other Banks & Diversified Financials - 0.6%
Ally Financial, Inc., 7% (z)	60	$50,925
Ally Financial, Inc., “A”, 8.5%	6,928	155,187
GMAC Capital Trust I, 8.125%	3,325	79,634
Total Preferred Stocks (Identified Cost, $316,113)		$285,746

Portfolio of Investments (unaudited) – continued

Warrants - 0.1%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Broadcasting - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a) (Identified Cost, $30,741)	$0.01	12/24/24	15	$43,500

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.12%, at Cost and Net Asset Value (v)			641,097	$641,097
Total Investments (Identified Cost, $46,709,754)				$46,755,186

Other Assets, Less Liabilities - 1.7%				830,750
Net Assets - 100.0%				$47,585,936

(a)	Non-income producing security.
(c)	The rate shown represents a current effective yield, not a coupon rate.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,580,421, representing 20.1% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7%	4/13/11-4/14/11	$56,250	$50,925
American Media, Inc., 13.5%, 2018	12/22/10	24,100	19,962
Ardagh Packaging Finance PLC, 9.125%, 2020	1/20/12	196,325	212,500
Atlantic Power Corp., 9%, 2018	10/26/11-3/02/12	59,601	61,050
Audatex North America, Inc., 6.75%, 2018	4/10/12	41,081	41,900

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Banc of America Commercial Mortgage, Inc., FRN, 6.437%, 2051	6/19/08	$240,701	$69,080
Chaparral Energy, Inc., 7.625%, 2022	4/18/12-4/19/12	85,338	85,319
Dynacast International LLC, 9.25%, 2019	7/12/11-7/15/11	75,836	78,750
Everest Acquisition LLC/Everest Acqusition Finance, Inc., 9.375%, 2020	4/10/12	170,000	181,050
FGI Operating Co./FGI Finance, Inc., 7.875%, 2020	4/12/12	5,000	5,150
Falcon Franchise Loan LLC, FRN, 5.241%, 2025	1/29/03	11,303	19,645
HD Supply, Inc., 8.125%, 2019	4/05/12	30,000	32,212
Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,925	86,041
Heckmann Corp., 9.875%, 2018	4/04/12	59,668	59,400
IDQ Holdings, Inc., 11.5%, 2017	3/20/12	34,310	36,750
LBI Media, Inc., 8.5%, 2017	7/18/07	89,067	22,725
Laredo Petroleum, Inc., 7.375%, 2022	4/24/12	15,000	15,525
Levi Strauss & Co., 6.875%, 2022	4/24/12	15,000	15,337
Local TV Finance LLC, 9.25%, 2015	11/14/07-2/16/11	184,902	193,153
Monaco SpinCo, Inc., 6.75%, 2020	4/20/12	15,000	15,525
Morgan Stanley Capital I, Inc., FRN, 1.34%, 2039	7/20/04	6,545	6,876
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017	4/05/12	49,090	50,750
Nara Cable Funding Ltd., 8.875%, 2018	1/26/12	194,028	183,000
Physio-Control International, Inc., 9.875%, 2019	1/13/12-1/30/12	66,098	69,062
Preferred Term Securities XII Ltd., CDO, 0%, 2033	1/07/05	127,734	68
Preferred Term Securities XVI Ltd., CDO, 0%, 2035	12/08/04	187,576	30
Preferred Term Securities XVII Ltd., CDO, 0%, 2035	3/09/05	114,513	19
Prestige Brands, Inc., 8.125%, 2020	1/24/12	10,000	10,925
Townsquare Radio LLC, 9%, 2019	3/30/12	39,603	41,200
USG Corp., 7.875%, 2020	3/29/12-4/02/12	44,934	46,237
USI Holdings Corp., 9.75%, 2015	4/26/07-6/8/07	186,116	187,081
Total Restricted Securities			$1,897,247
% of Net assets			4.0%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/12

Forward Foreign Currency Exchange Contracts at 4/30/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	348,481	7/13/12	$455,632	$461,455	$(5,823)

At April 30, 2012, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $46,068,657)	$46,114,089
Underlying affiliated funds, at cost and value	641,097
Total investments, at value (identified cost, $46,709,754)	$46,755,186
Cash	266
Receivables for
Investments sold	270,919
Interest and dividends	812,706
Other assets	16,382
Total assets	$47,855,459
Liabilities
Payables for
Forward foreign currency exchange contracts	$5,823
Investments purchased	140,911
Payable to affiliates
Investment adviser	4,871
Transfer agent and dividend disbursing costs	1,561
Payable for independent Trustees’ compensation	69,100
Accrued expenses and other liabilities	47,257
Total liabilities	$269,523
Net assets	$47,585,936
Net assets consist of
Paid-in capital	$63,698,824
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	39,714
Accumulated net realized gain (loss) on investments and foreign currency transactions	(15,071,048)
Accumulated distributions in excess of net investment income	(1,081,554)
Net assets	$47,585,936
Shares of beneficial interest outstanding	6,925,328
Net asset value per share (net assets of $47,585,936 / 6,925,328 shares of beneficial interest outstanding)	$6.87

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,545,084
Dividends	168,860
Dividends from underlying affiliated funds	470
Foreign taxes withheld	(302)
Total investment income	$1,714,112
Expenses
Management fee	$218,446
Transfer agent and dividend disbursing costs	9,690
Administrative services fee	8,710
Independent Trustees’ compensation	10,750
Stock exchange fee	11,831
Custodian fee	9,764
Shareholder communications	32,545
Audit and tax fees	31,604
Legal fees	959
Miscellaneous	9,526
Total expenses	$343,825
Fees paid indirectly	(15)
Reduction of expenses by investment adviser	(10,310)
Net expenses	$333,500
Net investment income	$1,380,612
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$344,674
Foreign currency transactions	11,334
Net realized gain (loss) on investments and foreign currency transactions	$356,008
Change in unrealized appreciation (depreciation)
Investments	$1,552,275
Translation of assets and liabilities in foreign currencies	4,829
Net unrealized gain (loss) on investments and foreign currency translation	$1,557,104
Net realized and unrealized gain (loss) on investments and foreign currency	$1,913,112
Change in net assets from operations	$3,293,724

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/12 (unaudited)	Year ended 10/31/11
From operations
Net investment income	$1,380,612	$2,776,798
Net realized gain (loss) on investments and foreign currency transactions	356,008	236,255
Net unrealized gain (loss) on investments and foreign currency translation	1,557,104	(1,516,778)
Change in net assets from operations	$3,293,724	$1,496,275
Distributions declared to shareholders
From net investment income	$(1,380,612)	$(2,856,130)
From tax return of capital	—	(2,097,352)
From other sources	(929,136)	—
Total distributions declared to shareholders	$(2,309,748)	$(4,953,482)
Change in net assets from fund share transactions	$164,413	$433,705
Total change in net assets	$1,148,389	$(3,023,502)
Net assets
At beginning of period	46,437,547	49,461,049
At end of period (including accumulated distributions in excess of net investment income of $1,081,554 and $152,418, respectively)	$47,585,936	$46,437,547

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/12		Years ended 10/31
			2011	2010	2009	2008	2007
	(unaudited)
Net asset value, beginning of period	$6.73		$7.23	$6.71	$5.36	$9.08	$9.52
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.44	$0.56	$0.61	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.27		(0.18)	0.77	1.32	(3.52)	(0.02)
Total from investment operations	$0.47		$0.22	$1.21	$1.88	$(2.91)	$0.53
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.51)	$(0.54)	$(0.60)	$(0.89)
From net realized gain on investments	—		—	—	—	—	(0.08)
From tax return of capital	—		(0.30)	(0.18)	—	(0.21)	—
From other sources	(0.13)		—	—	—	—	—
Total distributions declared to shareholders	$(0.33)		$(0.72)	$(0.69)	$(0.54)	$(0.81)	$(0.97)
Net increase from repurchase of capital shares	$—		$—	$—	$0.01	$—	$—
Net asset value, end of period (x)	$6.87		$6.73	$7.23	$6.71	$5.36	$9.08
Market value, end of period	$7.08		$6.86	$7.95	$6.23	$4.75	$8.44
Total return at market value (%)	8.43	(n)	(4.67)	40.46	46.76	(36.80)	(14.74)
Total return at net asset value (%) (j)(r)(s)(x)	7.24	(n)	2.81	18.63	40.08	(33.71)	5.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)	1.42	1.53	1.64	1.47	1.27
Expenses after expense reductions (f)	1.44	(a)	1.39	1.47	1.64	1.47	1.27
Net investment income	5.96	(a)	5.65	6.36	10.17	7.85	5.70
Portfolio turnover	33		53	55	78	91	76
Net assets at end of period (000 omitted)	$47,586		$46,438	$49,461	$45,646	$36,948	$62,558

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Special Value Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party

Notes to Financial Statements (unaudited) – continued

pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an

Notes to Financial Statements (unaudited) – continued

investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$10,808,707	$170,670	$33,800	$11,013,177
United Kingdom	566,131	—	—	566,131
Non-U.S. Sovereign Debt	—	576,290	—	576,290
Corporate Bonds	—	27,328,500	—	27,328,500
Commercial Mortgage-Backed Securities	—	379,969	—	379,969
Asset-Backed Securities (including CDOs)	—	117	—	117
Foreign Bonds	—	6,173,839	—	6,173,839
Floating Rate Loans	—	76,066	—	76,066
Mutual Funds	641,097	—	—	641,097
Total Investments	$12,015,935	$34,705,451	$33,800	$46,755,186

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,823)	$—	$(5,823)

For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/11	$79,962
Change in unrealized appreciation (depreciation)	(46,162)
Realized gain (loss)	0
Disposition of worthless securities	0
Balance as of 4/30/12	$33,800

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2012 is $(46,162).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$(5,823)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions
Foreign Exchange	$12,162

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2012 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$4,453

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) – continued

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 10% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, defaulted bonds, and deferred trustee compensation.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/11
Ordinary income (including any short-term capital gains) (a)	$2,856,130
Tax return of capital (b)	2,097,352
Total distributions	$4,953,482

(a)  Included in the fund’s distributions from ordinary income is $51,250 in excess of investment company taxable income which, in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

(b) Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/12
Cost of investments	$47,630,652
Gross appreciation	3,008,189
Gross depreciation	(3,883,655)
Net unrealized appreciation (depreciation)	$(875,466)

As of 10/31/11
Capital loss carryforwards	(14,526,958)
Other temporary differences	(162,965)
Net unrealized appreciation (depreciation)	(2,406,941)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2011 the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
10/31/16	$(9,725,720)
10/31/17	(4,711,246)
10/31/18	(89,992)
Total	$(14,526,958)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.68% of the fund’s average daily net assets and 3.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.90% of the average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but

Notes to Financial Statements (unaudited) – continued

such an agreement will continue at least until October 31, 2012. This management fee reduction amounted to $10,229, which is shown as a reduction of total expenses in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2012, these fees paid to MFSC amounted to $2,335.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2012 was equivalent to an annual effective rate of 0.0376% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $996 and the Retirement Deferral plan resulted in an expense of $4,664. Both amounts are included in independent Trustees’ compensation for the six months ended

Notes to Financial Statements (unaudited) – continued

April 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $67,824 at April 30, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $264 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $81, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $14,866,953 and $16,113,033, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended April 30, 2012 and the year ended October 31, 2011, the fund did not repurchase any shares. Transactions in fund shares were as follows:

	Six months ended 4/30/12		Year ended 10/31/11
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	24,198	$164,413	60,068	$433,705

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2012, the fund’s commitment fee and interest expense were $146 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	547,157	6,009,607	(5,915,667)	641,097

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$470	$641,097

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Special Value Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Special Value Trust (the Fund), including the portfolio of investments, as of April 30, 2012, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended April 30, 2012. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended October 31, 2011, and financial highlights for each of the five years in the period ended October 31, 2011, and in our report dated December 16, 2011, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

June 18, 2012

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Transfer agent, Registrar, and

Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MFV

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

General. Information regarding the portfolio manager(s) of the MFS Special Value Trust (the “Fund”) is set forth below. As of January 12, 2012, Brooks A. Taylor was no longer a manager of the fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
William J. Adams	High Yield Corporate Debt Securities Portfolio Manager	2011	Investment Officer of MFS; employed in the investment area of MFS since 2009, Credit Analyst at MFS from 1997 to 2005.

Nevin P. Chitkara	Equity Securities Portfolio Manager	January 2012	Investment Officer of MFS; employed in the investment area of MFS since 1997.

David P. Cole	Debt Portfolio Manager	2006	Investment Officer of MFS; employed in the investment area of MFS since 2004.

Compensation. Portfolio manager compensation is reviewed annually. As of December 31, 2011, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2011, the following benchmarks were used to measure the portfolio manager’s performance for the Fund and/or comparable accounts:

Portfolio Manager	Benchmark(s)
William J. Adams	Barclays Capital U.S. High-Yield Corporate Bond Index JPMorgan Emerging Market Bond Index Global Russell 1000 Value Index

Nevin P. Chitkara	Russell 1000 Value Index

David P. Cole	Barclays Capital U.S. High-Yield Corporate Bond Index JPMorgan Emerging Market Bond Index Global Russell 1000 Value Index

Additional or different benchmarks, including versions of indices and custom indices may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one-year and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) as of the fund’s fiscal year ended October 31, 2011. The following dollar ranges apply:

N. None

A. $1 - $10,000

B. $10,001 - $50,000

C. $50,001 - $100,000

D. $100,001 - $500,000

E. $500,001 - $1,000,000

F. Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
William J. Adams	N
Nevin P. Chitkara	N
David P. Cole	N

Other Accounts. In addition to the Fund, the Fund’s portfolio manager is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate, the number and assets of which, as of fiscal year ended October 31, 2011 were as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts*	Total Assets*	Number of Accounts	Total Assets	Number of Accounts	Total Assets
William J. Adams	14	$4.5 billion	5	$1.4 billion	0	N/A
Nevin P. Chitkara^	19	$42.2 billion	6	$2.9 billion	36	$10.9 billion
David P. Cole	13	$4.4 billion	3	$818.3 million	0	N/A

*	Includes the Fund.
^	As of April 30, 2012.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest.

The Adviser seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of the Adviser or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of the Adviser or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the Adviser to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, the Adviser believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

The Adviser and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment, and/or include an investment by the portfolio manager.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Special Value Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
11/01/11-11/30/11	0	N/A	0	685,573
12/01/11-12/31/11	0	N/A	0	685,573
1/01/12-1/31/12	0	N/A	0	685,573
2/01/12-2/28/12	0	N/A	0	685,573
3/01/12-3/31/12	0	N/A	0	691,094
4/01/12-4/30/12	0	N/A	0	691,094

Total	0		0

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2012 plan year is 691,094.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS SPECIAL VALUE TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.